Principal Accounting Policies - Summary of Supplemental Cash Flow Information Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Cash payments for operating leases	¥ 14,230	¥ 26,001
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 2,508	¥ 39,783